Related Parties - Summary of transactions between related parties (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Purchases	¥ 147,255	¥ 163,514	¥ 131,988
Sales	¥ 150,591	¥ 182,986	¥ 170,113